EMPLOYEE BENEFIT LIABILITIES, NET - Changes in the defined benefit obligation and fair value of plan assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined benefit plans
Balance as of January 1,	$ 1,256	$ 1,294
Current service cost	226	259
Net interest expense	60	58
Total expenses recognized in profit or loss for the period	286	317
Actuarial (loss) gain, net	(69)	110
Effect of changes in foreign exchange rates	(1)	(10)
Payments	(233)	(455)
Balance as of December 31,	1,239	1,256
Defined benefit obligation
Defined benefit plans
Balance as of January 1,	1,330	1,366
Current service cost	226	259
Net interest expense	64	62
Total expenses recognized in profit or loss for the period	290	321
Actuarial (loss) gain, net	(65)	108
Effect of changes in foreign exchange rates	(1)	(10)
Payments	(233)	(455)
Balance as of December 31,	1,321	1,330
Fair value of plan assets
Defined benefit plans
Balance as of January 1,	(74)	(72)
Net interest expense	(4)	(4)
Actuarial (loss) gain, net	(4)	2
Balance as of December 31,	$ (82)	$ (74)